Goodwill from Business Combination - Schedule of Financial Position, Results of Operations, or Liquidity (Details) - Aurelions [Member] - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		$ 81,464,308	$ 47,965,630
Net income (loss)/income	8,709,542	2,212,484	(2,696,076)
Less: Net income (loss) attributable to non-controlling interests	5,944,262	(9,222,150)	(4,838,616)
Net income attributable to the Company	$ 2,765,280	$ 11,434,634	$ 2,142,540